Loans Modified as Troubled Debt Restructurings that Subsequently Defaulted (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 Number	Jun. 30, 2013 Number	Jun. 30, 2014 Number	Jun. 30, 2013 Number	Dec. 31, 2013 Number	Dec. 31, 2012 Number
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans	0	2	0	3	12	7
Recorded Balance	$ 0	$ 219	$ 0	$ 398	$ 2,865	$ 1,347
Commercial, industrial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans					0	1
Recorded Balance					0	66
Real Estate - One to Four Family Residential | Closed End First And Seconds
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans	0	1	0	2	10	3
Recorded Balance	0	55	0	234	1,846	878
Real Estate - Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans					0	3
Recorded Balance					0	403
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans					0	2
Recorded Balance					0	374
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans					0	1
Recorded Balance					0	29
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans					2	0
Recorded Balance					1,019	0
Real Estate - Non-farm, Non-residential | Non Owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Loans	0	1	0	1
Recorded Balance	$ 0	$ 164	$ 0	$ 164